Victory Special Value Fund
Victory Special Value Fund
The Victory Portfolios Victory Special Value Fund Supplement dated June 30, 2015 to the Prospectus dated March 1, 2015
The Prospectus is being revised to correct the “Fund Fees and Expenses” table found on page 2 of the Prospectus for Class C and Class Y shares.
(If you sell your shares at the end of the period.)
Expense Example - Victory Special Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	701	966	1,252	2,063
Class C	323	688	1,180	2,534
Class I	103	322	558	1,236
Class R	164	508	876	1,911
Class Y	105	361	670	1,548

(If you do not sell your shares at the end of the period.)
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Special Value Fund | Class C | USD ($)	223	688	1,180	2,534

If you wish to obtain more information, please call the Victory Funds at 800-438-5789. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.